Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment	Breakdown of property and equipment:

		12/31/2025
	Annual depreciation rate	Historical cost	Accumulated depreciation	Carrying Amount
Furniture and equipment	10% - 20%	301,451	(85,165)	216,286
Right of use	4% - 10%	145,504	(39,018)	106,486
Buildings	4%	53,680	(19,028)	34,652
Data processing systems	20%	34,400	(14,773)	19,627
Construction in progress	—	4,353	—	4,353
Total		539,388	(157,984)	381,404

		12/31/2024
	Annual depreciation rate	Historical cost	Accumulated depreciation	Carrying Amount
Furniture and equipment	10% - 20%	240,957	(28,659)	212,298
Right of use	4% - 10%	110,823	(9,796)	101,027
Buildings	4%	50,359	(15,175)	35,184
Data processing systems	20%	30,461	(13,608)	16,853
Construction in progress	—	4,580	—	4,580
Total		437,180	(67,238)	369,942

Summary of changes in property and equipment	Changes in property and equipment:

	Furniture and equipment	Right of use	Buildings	Data processing systems	Construction in progress	Total
Balance as of December 31, 2024	212,298	101,027	35,184	16,853	4,580	369,942
Addition	63,553	31,785	1,779	4,874	1,408	103,399
Write-offs	(974)	(3,275)	(74)	(935)	(19)	(5,277)
Contractual adjustment	—	6,170	—	—	—	6,170
Depreciation	(56,506)	(29,221)	(3,853)	(1,165)	—	(90,745)
Exchange rate changes	(2,085)	—	—	—	—	(2,085)
Transfers	—	—	1,616	—	(1,616)	—
Balance as of December 31, 2025	216,286	106,486	34,652	19,627	4,353	381,404

Balance as of December 31, 2023	25,138	108,680	28,166	3,543	2,020	167,547
Addition	49,163	1,813	9,489	13,554	2,515	76,534
Write-offs	(3,263)	(14,303)	—	—	—	(17,566)
Contractual adjustment	—	5,440	—	—	—	5,440
Depreciation	(16,500)	(603)	(4,279)	(244)	—	(21,626)
Exchange rate changes	3,622	—	—	—	—	3,622
Business combination	154,139	—	1,808	—	45	155,992
Balance as of December 31, 2024	212,298	101,027	35,184	16,853	4,580	369,942